UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 67.6%
	Communications – 16.5%
235,852	CenturyLink, Inc. [3]	$5,037,799
232,495	Liberty Global PLC*1	6,019,295
150,133	Liberty Latin America Ltd. - Class C*1,3	2,947,111
608,461	Vodafone Group PLC[1]	1,296,599
197,400	Vodafone Group PLC - ADR[3]	4,265,814
		19,566,618
	Consumer Discretionary – 10.8%
14,000	Cie Plastic Omnium S.A.	555,172
454,933	Domino's Pizza Group PLC	1,718,636
130,917	General Motors Co.	4,719,558
499,820	Howden Joinery Group PLC	3,196,956
59,768	Tenneco, Inc. [3]	2,557,472
		12,747,794
	Consumer Staples – 0.2%
2,906	Danone S.A. [1]	228,850

	Financials – 18.3%
3,000	Fairfax Financial Holdings Ltd.	1,647,035
7,301	Fairfax Financial Holdings Ltd.[1,3]	4,004,161
28,932	Howard Hughes Corp.*	3,771,865
24,711	JPMorgan Chase & Co. [3]	2,831,386
159,648	Kingstone Cos., Inc. [3]	2,961,470
35,000	MBIA, Inc.*	359,450
123,630	Power Corp. of Canada	2,771,017
475,568	Protector Forsikring A.S.A.*	3,296,777
		21,643,161
	Health Care – 3.2%
27,664	Express Scripts Holding Co.*3	2,434,985
7,434	Johnson & Johnson[3]	1,001,286
5,000	Merck & Co., Inc. [3]	342,950
		3,779,221
	Industrials – 12.1%
129,782	Embraer S.A. - ADR	2,490,517
668,398	Eurocell PLC[1]	2,209,795
132,524	Johnson Controls International PLC[1]	5,005,431
46,791	SPX Corp.*	1,590,426
63,773	SPX FLOW, Inc.*3	3,057,278
		14,353,447
	Materials – 1.3%
108,700	Resolute Forest Products, Inc.*3	1,494,625

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Technology – 5.2%
14,954	Dell Technologies, Inc. - Class V*3	$1,438,126
41,868	Microsoft Corp. [3]	4,703,032
		6,141,158
	Total Common Stocks (Cost $72,205,497)	79,954,874

Principal Amount
	Corporate Bonds – 1.6%
	Energy – 1.6%
$2,000,000	Comstock Escrow Corp. 9.750%, 8/15/2026[2]	1,952,500
	Total Corporate Bonds (Cost $1,950,045)	1,952,500

Number of Shares
	Preferred Stocks – 2.6%
	Energy – 2.6%
3,050	Elk Petroleum, Inc. Series A4,5,6	3,072,875
	Total Preferred Stocks (Cost $3,050,000)	3,072,875

Number of Contracts
	Purchased Options Contracts – 0.0%
	Put Options – 0.0%
	iShares iBoxx $High Yield Corporate Bond ETF
862	Exercise Price: $83.00, Notional Amount: $7,154,600,
	Expiration Date: September 21, 2018*	862
	Total Put Options (Cost $84,576)	862
	Total Purchased Options Contracts (Cost $84,576)	862

Principal Amount
	U.S. Treasury Bills – 16.7%
	United States Treasury Bill
$6,000,000	0.000%, 9/27/2018[3]	5,992,698
6,870,000	0.000%, 11/1/2018	6,847,727

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	U.S. Treasury Bills (Continued)
$7,000,000	0.000%, 11/29/2018	$6,965,427
		19,805,852
	Total U.S. Treasury Bills (Cost $19,802,805)	19,805,852

Number of Shares
	Short-Term Investments – 10.0%
11,816,523	Federated Treasury Obligations Fund - Institutional Class, 1.63%[7]	11,816,523
	Total Short-Term Investments (Cost $11,816,523)	11,816,523
	Total Investments – 98.5% (Cost $108,909,446)	116,603,486
	Other Assets in Excess of Liabilities – 1.5%	1,727,085
	Total Net Assets – 100.0%	$118,330,571
	Securities Sold Short – (12.0)%
	Common Stocks – (1.1)%
(8,814)	VMware, Inc. - Class A*	(1,350,834)
	Total Common Stocks (Proceeds $773,100)	(1,350,834)
	Exchange-Traded Funds – (10.9)%
(74,815)	iShares Russell 2000 ETF	(12,944,491)
	Total Exchange-Traded Funds (Proceeds $10,782,319)	(12,944,491)
	Total Securities Sold Short (Proceeds $11,555,419)	$(14,295,325)

Number of Contracts
WRITTEN Options Contracts – 0.0%
Put Options – 0.0%
iShares iBoxx $High Yield Corporate Bond ETF
(862)	Exercise Price: $77.00, Notional Amount: $(6,637,400),
	Expiration Date: September 21, 2018*	—
	Total Put Options (Proceeds $18,856)	—
	Total WRITTEN Options Contracts (Proceeds $18,856)	—

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[4]	Security in a privately owned company.
[5]	Illiquid Security, represents 2.6% of Net Assets. The total value of this security is $3,072,875.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 2.6% of Net Assets. The aggregate value of these securities is $3,072,875.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 65.2%
	Brazil – 3.7%
37,180	Embraer S.A. - ADR	$713,484

	Canada – 3.9%
1,340	Fairfax Financial Holdings Ltd. [1]	735,676

	France – 6.2%
19,000	Cie Plastic Omnium S.A.	753,447
5,379	Danone S.A. [1]	423,602
		1,177,049
	Ireland – 4.5%
22,621	Johnson Controls International PLC[1]	854,395

	Norway – 9.0%
100,743	Multiconsult A.S.A.[2]	765,893
137,667	Protector Forsikring A.S.A.*	954,348
		1,720,241
	Switzerland – 4.1%
6,200	Sulzer A.G.	775,656

	United Kingdom – 28.8%
182,408	Domino's Pizza Group PLC	689,097
382,000	Eurocell PLC	1,262,933
123,500	Howden Joinery Group PLC	789,932
33,978	Liberty Global PLC*1	879,690
40,100	Liberty Latin America Ltd. - Class C*1	787,163
49,732	Vodafone Group PLC - ADR	1,074,709
		5,483,524
	United States – 5.0%
19,830	SPX FLOW, Inc.*	950,650
	Total Common Stocks (Cost $12,851,593)	12,410,675

Principal Amount
	U.S. Treasury Bills – 32.3%
	United States – 32.3%
	United States Treasury Bill
$2,050,000	0.000%, 9/27/2018	2,047,505
2,070,000	0.000%, 11/1/2018	2,063,289

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	U.S. Treasury Bills (Continued)
	United States (Continued)
$2,050,000	0.000%, 11/29/2018	$2,039,875
		6,150,669
	Total U.S. Treasury Bills (Cost $6,149,729)	6,150,669

Number of Shares
	Short-Term Investments – 2.6%
496,111	Federated Treasury Obligations Fund - Institutional Class, 1.63%[3]	496,111
	Total Short-Term Investments (Cost $496,111)	496,111
	Total Investments – 100.1% (Cost $19,497,433)	19,057,455
	Liabilities in Excess of Other Assets – (0.1)%	(21,081)
	Total Net Assets – 100.0%	$19,036,374

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Illiquid Security, represents 4.0% of Net Assets. The total value of these securities is $765,893.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2018 (Unaudited)

Note 1 – Organization

ACR Multi-Strategy Quality Return (MQR) Fund and ACR International Quality Return (IQR) Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ACR Multi-Strategy Quality Return (MQR) Fund seeks to preserve capital during periods of economic decline and to provide above average absolute and relative returns in the long run. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I.

The ACR International Quality Return (IQR) Fund seeks to protect capital from permanent impairment while providing a return above both the Fund’s cost of capital and the Fund’s benchmark over a full market cycle. The Fund commenced investment operations on December 30, 2016, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At August 31, 2018, the cost of securities and the proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Cost of investments and proceeds from securities sold short	$97,395,580	$19,497,433

Gross unrealized appreciation	$12,616,069	$660,327
Gross unrealized depreciation	(7,703,488)	(1,100,305)

Net unrealized appreciation (depreciation) on investments and securities sold short	$4,912,581	$(439,978)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31 2018, in valuing the Funds’ assets carried at fair value:

ACR Multi-Strategy Quality Return (MQR) Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks	$69,661,884	$10,292,990	$-	$79,954,874
Corporate Bonds	-	1,952,500	-	1,952,500
Preferred Stocks	-	-	3,072,875	3,072,875
Purchased Options Contracts	-	862	-	862
U.S. Treasury Bills	-	19,805,852	-	19,805,852
Short-Term Investments	11,816,523	-	-	11,816,523
Total Assets	$81,478,407	$32,052,204	$3,072,875	$116,603,486

Liabilities
Securities Sold Short
Common Stocks*	$1,350,834	$-	$-	$1,350,834
Exchange-Traded Funds	12,944,491	-	-	12,944,491
Written Options Contracts	-	-	-	-
Total Liabilities	$14,295,325	$-	$-	$14,295,325

ACR International Quality Return (IQR) Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks	$7,258,700	$5,151,975	$-	$12,410,675
U.S. Treasury Bills	-	6,150,669	-	6,150,669
Short-Term Investments	496,111	-	-	496,111
Total Assets	$7,754,811	$11,302,644	$-	$19,057,455

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

The following is a reconciliation of transfers between Levels for the ACR Multi-Strategy Quality Return (MQR) Fund and ACR International Quality Return (IQR) Fund from November 30, 2017 to August 31, 2018, represented by recognizing the August 31, 2018 market value of securities:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Transfers into Level 1	$2,209,795	$1,262,933
Transfers out of Level 1	-	(775,656)
Net transfers in (out) of Level 1	$2,209,795	$487,277

Transfers into Level 2	$-	$775,656
Transfers out of Level 2	(2,209,795)	(1,262,933)
Net transfers in (out) of Level 2	$(2,209,795)	$(487,277)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

ACR Multi-Strategy Quality Return (MQR) Fund
Beginning balance November 30, 2017	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	22,875
Net purchases	3,050,000
Net sales	-
Balance as of August 31, 2018	$3,072,875

As of August 31, 2018, ACR Multi-Strategy Quality Return (MQR) Fund held a Level 3 Series A perpetual preferred stock in Elk Petroleum, Inc. (EPI, a Delaware limited liability company). The preferred stock is valued using an invested capital (cost) valuation methodology as determined in good faith by the Fund’s advisor, reviewed and approved by the Valuation Committee.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	10/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	10/30/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	10/30/18

*	Print the name and title of each signing officer under his or her signature.